Note 6 - Investments In Affordable Housing Partnerships	12 Months Ended
Dec. 31, 2012
Investments In Affordable Housing Partnerships [Text Block]
NOTE 6:                      INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS

The Company has purchased investments in limited partnerships that were formed to operate low-income housing apartment complexes and single-family housing units throughout Missouri.  The investments are accounted for under the cost method as the Company does not have the ability to exert significant influence over the partnerships.  For a minimum 15 year compliance period, each partnership must adhere to affordable housing regulatory requirements in order to maintain the utilization of the tax credits. At December 31, 2012 and 2011, the net carrying values of the Company’s investments in these entities was $5,355,254 and $6,249,021, respectively, and are included in other assets on the Company’s Consolidated Balance Sheets.

The Company received federal tax credits of $839,532, $806,324 and $551,000 during 2012, 2011 and 2010, respectively.  Amortization of the investment costs was $885,478, $676,700 and $480,322 during 2012, 2011 and 2010, respectively.